Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and include the accounts of KBR, Inc. and the subsidiaries it controls, including VIEs where it is the primary beneficiary. We account for investments over which we have significant influence, but not a controlling financial interest, using the equity method of accounting. See Note 10 to our consolidated financial statements for further discussion of our equity investments and VIEs. All material intercompany balances and transactions are eliminated in consolidation.

Use of Estimates
Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of certain assets and liabilities; the reported amounts of revenues and expenses for the periods covered and certain amounts disclosed in the notes to our consolidated financial statements. These estimates are based on information available through the date of the issuance of the financial statements and actual results could differ from those estimates. Areas requiring significant estimates and assumptions by our management include the following:

•project revenues, costs and profits on our contracts, including recognition of estimated losses on uncompleted contracts
•award fees, costs and profits on government services contracts
•provisions for uncollectible receivables and client claims and recoveries of costs from subcontractors, vendors and others
•provisions for income taxes and related valuation allowances and tax uncertainties
•recoverability of goodwill
•recoverability of other intangibles and long-lived assets and related estimated lives
•recoverability of equity method investments
•valuation of pension obligations and pension assets
•accruals for estimated liabilities, including litigation accruals
•consolidation of VIEs
•valuation of share-based compensation
•valuation of assets and liabilities acquired in business combinations

Cash and Equivalents	Cash and EquivalentsWe consider highly liquid investments with an original maturity of three months or less to be cash equivalents.
Revenue Recognition
Revenue Recognition

We adopted ASC Topic 606, Revenue from Contracts with Customers on January, 1, 2018 for our consolidated entities and for each of the remaining unconsolidated Aspire Defence contracting entities effective January 1, 2018. Effective January 1, 2019, we adopted ASC Topic 606 for our remaining unconsolidated affiliates. Our financial results for reporting periods beginning January 1, 2018 for our consolidated entities and for each of the remaining unconsolidated Aspire Defence contracting entities and January 1, 2019 for our remaining unconsolidated affiliates are presented under the new accounting standard, while financial results for prior periods will continue to be reported in accordance with our historical accounting policy.

Revenue is measured based on the amount of consideration specified in a contract with a customer. Revenue is recognized when and as our performance obligations under the terms of the contract are satisfied which generally occurs with the transfer of control of the goods or services to the customer.

Contract Combination

To determine the proper revenue recognition method for contracts, we evaluate whether two or more contracts should be combined and accounted for as one single contract and whether the combined or single contract should be accounted for as more than one performance obligation. This evaluation requires judgment and the decision to combine a group of contracts or separate a combined or single contract into multiple performance obligations could change the amount of revenue and profit recorded in a given period. Contracts are considered to have a single performance obligation if the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts primarily because we provide a significant service of integrating a complex set of tasks and components into a single project or capability. Contracts that cover multiple phases of the product lifecycle (development, construction and maintenance & support) are typically considered to have multiple performance obligations even when they are part of a single contract.

For a limited number of contracts with multiple performance obligations, we allocate the transaction price to each performance obligation using our best estimate of the relative standalone selling price of each distinct good or service in the contract. In cases where we do not provide the distinct good or service on a standalone basis, which is more prevalent than not, the primary method used to estimate standalone selling price is the expected cost plus a margin approach, under which we forecast our expected costs of satisfying a performance obligation and then add an appropriate margin for that distinct good or service.

Contract Types

The Company performs work under contracts that broadly consist of fixed-price, cost-reimbursable or a combination of the two. Fixed-price contracts include both lump-sum and unit-rate contracts. Cost-reimbursable contracts include cost-plus fixed fee, cost-plus fixed rate, and time and material contracts. Cost-reimbursable contracts with the U.S. government are generally subject to the Federal Acquisition Regulation (FAR) and are competitively priced based on estimated or actual costs of providing the contractual goods or services. The FAR provides guidance on types of costs that are allowable in establishing prices for goods and services provided to the U.S. government and its agencies. Pricing for non-U.S. government agencies and commercial customers is based on specific negotiations with each customer.

For contracts where we have the right to consideration from the customer in an amount that corresponds directly with the value received by the customer based on our performance to date, revenue is recognized when services are performed and contractually billable. Under the typical payment terms of our services contracts, amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., weekly, biweekly or monthly) or upon achievement of contractual milestones.

For contracts where performance obligations are satisfied due to the continuous transfer of control to the customer, revenue is recognized over time. Where the customer contracts with us to provide a significant service of integrating a complex set of tasks and components into a single project or capability, those contracts are accounted for as single performance obligations. We recognize revenue generally using the cost-to-cost method, based primarily on contract costs incurred to date compared to total estimated contract costs at completion. This method is deemed appropriate in measuring performance towards completion because it directly measures the value of the goods and services transferred to the customer.
Contract Costs

Contract costs include all direct materials, labor and subcontractor costs and an allocation of indirect costs related to contract performance. Customer-furnished materials are included in both contract revenue and cost of revenue when management concludes that the company is acting as a principal rather than as an agent. We recognize revenue, but not profit, on certain uninstalled materials that are not specifically produced or fabricated for a project, which revenue is recognized up to cost. Revenue for uninstalled materials is recognized when the cost is incurred and control is transferred to the customer, which revenue is recognized using the cost-to-cost method. Project mobilization costs are generally charged to the project as incurred when they are an integrated part of the performance obligation being transferred to the client. Pre-contract costs are expensed as incurred unless they are expected to be recovered from the client.

Contract costs incurred for U.S. government contracts, including indirect costs, are subject to audit and adjustment by the DCAA. If the U.S. government concludes costs charged to a contract are not reimbursable under the terms of the contract or applicable procurement regulations, these costs are disallowed or, if already reimbursed, we may be required to refund the reimbursed amounts to the customer. Such conditions may also include interest and other financial penalties.

We provide limited warranties to customers for work performed under our contracts that typically extend for a limited duration following substantial completion of our work on a project. Such warranties are not sold separately and do not provide customers with a service in addition to assurance of compliance with agreed-upon specifications. Accordingly, these types of warranties are not considered to be separate performance obligations. Historically, warranty claims have not been material.

Variable Consideration

It is common for our contracts to contain variable consideration in the form of award fees, incentive fees, performance bonuses, award fees, liquidated damages or penalties that may increase or decrease the transaction price. These variable amounts generally are awarded upon achievement of certain performance metrics, program milestones or targets and can be based on customer discretion. Other contract provisions also give rise to variable consideration such as unapproved change orders and claims, and on certain contracts, index-based price adjustments. We estimate the amount of variable consideration at the most likely amount to which we expect to be entitled. Variable consideration is included in the transaction price when it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. Our estimates of variable consideration and determination of whether to include such amounts in the transaction price are based largely on our assessment of legal enforceability, anticipated performance, and any other information (historical, current or forecasted) that is reasonably available to us.

Variable consideration associated with claims and unapproved change orders is included in the transaction price only to the extent of costs incurred. We recognize claims against vendors, subcontractors and others as a reduction in recognized costs when enforceability is established by the contract and the amounts are reasonably estimable and probable of recovery. Reductions in costs are recognized to the extent of the lesser of the amounts management expects to recover or actual costs incurred.

Contract Estimates and Modifications

Due to the nature of the work required to be performed on many of our performance obligations, the estimation of total revenue and cost at completion is complex and subject to many variables and requires significant judgment. As a significant change in estimated total revenue and cost could affect the profitability of our contracts, we routinely review and update our contract-related estimates through a disciplined project review process in which management reviews the progress and execution of our performance obligations and the EAC. As part of this process, management reviews information including, but not limited to, outstanding contract matters, progress towards completion, program schedule and the associated changes in estimates of revenues and costs. Management must make assumptions and estimates regarding the availability and productivity of labor, the complexity of the work to be performed, the availability and cost of materials, the performance of subcontractors and the availability and timing of funding from the customer, along with other risks inherent in performing services under all contracts where we recognize revenue over time using the cost-to-cost method.

We typically recognize changes in contract estimates on a cumulative catch-up basis in the period in which the changes are identified. Such changes in contract estimates can result in the recognition of revenue in a current period for performance obligations which were satisfied or partially satisfied in prior period. Changes in contract estimates may also result in the reversal of previously recognized revenue if the current estimate differs from the previous estimate. If at any time the estimate of contract profitability indicates an anticipated loss on the contract, we recognize the total loss in the period it is identified.

Contracts are often modified to account for changes in contract specifications and requirements. Most of our contract modifications are for goods or services that are not distinct from existing contracts due to the significant integration provided in the context of the contract and are accounted for as if they were part of the original contract. The effect of a contract modification on the transaction price and our measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. We account for contract modifications prospectively when the modification results in the promise to deliver additional goods or services that are distinct and the increase in price of the contract is for the same amount as the stand-alone selling price of the additional goods or services included in the modification.

Contract Assets and Liabilities

Billing practices are governed by the contract terms of each project based upon costs incurred, achievement of milestones or predetermined schedules. Billings do not necessarily correlate with revenue recognized over time using the percentage-of-completion method. Contract assets include unbilled amounts typically resulting from revenue under long-term contracts when the percentage-of-completion method of revenue recognition is utilized and revenue recognized exceeds the amount billed to the customer. Contract liabilities consist of advance payments and billings in excess of revenue recognized as well as deferred revenue.

Retainage, included in contract assets, represent the amounts withheld from billings by our clients pursuant to provisions in the contracts and may not be paid to us until the completion of specific tasks or the completion of the project and, in some instances, for even longer periods. Retainage may also be subject to restrictive conditions such as performance guarantees.

Our contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.
The payment terms of our contracts from time to time require the customer to make advance payments as well as interim payments as work progresses. The advance payment generally is not considered to contain a significant financing component as we expect to recognize those amounts in revenue within a year of receipt as work progresses on the related performance obligation.
Gross Profit	Gross Profit Gross profit represents revenues less the cost of revenues, which includes business segment overhead costs directly attributable to execution of contracts by the business segment.
Selling, General and Administrative Expenses
Selling, General and Administrative Expenses

Our selling, general and administrative expenses represent expenses that are not associated with the execution of the contracts. Selling, general and administrative expenses include charges for such items as executive management, corporate business development, information technology, finance and accounting, human resources and various other corporate functions. The Company classifies indirect costs incurred within or allocated to its U.S. government customers as overhead (included in “Cost of revenues”) or selling, general and administrative expenses in the same in the same manner as such costs are defined in the Company’s disclosure statements under CAS.

Accounts Receivable	Accounts ReceivableAccounts receivable are recorded based on contracted prices when we obtain an unconditional right to payment under the terms of our contracts. We establish an allowance for credit losses based on the assessment of our clients' willingness and ability to pay. In addition to such allowances, there are often items in dispute or being negotiated that may require us to make an estimate as to the ultimate outcome. Past due receivable balances are written off when our internal collection efforts have been unsuccessful in collecting the amounts due.
Property, Plant and Equipment	Property, Plant and EquipmentProperty, plant and equipment are reported at cost less accumulated depreciation except for those assets that have been written down to their fair values due to impairment. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance and repairs are charged to expense as incurred. The cost of property, plant and equipment sold or otherwise disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in operating income for the respective period. Depreciation is generally provided on the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized using the straight-line method over the shorter of the useful life of the improvement or the lease term.
Acquisitions
Acquisitions

We account for business combinations using the acquisition method of accounting in accordance with ASC 805 - Business Combinations, which allocates the fair value of the purchase consideration to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. We engage third-party appraisal firms when appropriate to assist in the fair value determination of intangible assets. Initial purchase price allocations are subject to revisions within the measurement period, not to exceed one year from the date of acquisition. Acquisition-related expenses and transaction costs associated with business combinations are expensed as incurred.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill is an asset representing the excess cost over the fair market value of net assets acquired in business combinations. In accordance with ASC 350 - Intangibles - Goodwill and Other, goodwill is not amortized but is tested annually for impairment or on an interim basis when indicators of potential impairment exist. Goodwill is tested for impairment at the reporting unit level. Our reporting units are our operating segments or components of operating segments where discrete financial information is available and segment management regularly reviews the operating results. For purposes of impairment testing, goodwill is allocated to the applicable reporting units based on our reporting structure. If the fair value of a reporting unit exceeds its carrying value, the goodwill of the reporting unit is not considered impaired. If the carrying value of a reporting unit exceeds its fair value, a second step of the goodwill impairment test is performed to measure the amount of goodwill impairment. The second step compares the implied fair value of the reporting unit goodwill to the carrying value of the reporting unit goodwill. We determine the implied fair value of the goodwill in the same manner as determining the amount of goodwill to be recognized in a business combination. We completed our annual goodwill impairment test in the fourth quarter of 2020 and determined that none of the goodwill was impaired. See Note 9 to our consolidated financial statements for reported goodwill in each of our segments and goodwill impairment recognized.
We had intangible assets with net carrying values of $683 million and $495 million as of December 31, 2020 and 2019, respectively. Intangible assets with indefinite lives are not amortized but are subject to annual impairment tests or on an interim basis when indicators of potential impairment exist. An intangible asset with an indefinite life is impaired if its carrying value exceeds its fair value. During the year ended December 31, 2020, certain of our trade name intangible assets with an indefinite life were impaired. Refer to Note 7 to our consolidated financial statements for further discussion. Intangible assets with finite lives are amortized on a straight-line basis over the useful life of those assets, ranging from 1 year to 25 years.
Investments
Investments

We account for non-marketable investments using the equity method of accounting if the investment gives us the ability to exercise significant influence over, but not control, of an investee. Significant influence generally exists if we have an ownership interest representing between 20% and 50% of the voting stock of the investee. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and our proportionate share of earnings or losses and distributions.

Equity in earnings of unconsolidated affiliates, in the consolidated statements of operations, reflects our proportionate share of the investee's net income, including any associated affiliate taxes. Our proportionate share of the investee’s other comprehensive income (loss), net of income taxes, is recorded in the consolidated statements of shareholders’ equity and consolidated statements of comprehensive income (loss). In general, the equity investment in our unconsolidated affiliates is equal to our current equity investment plus those entities' undistributed earnings.

We evaluate our equity method investments for impairment at least annually or whenever events or changes in circumstances indicate, in management’s judgment, that the carrying value of an investment may have experienced an other-than-temporary decline in value. When evidence of loss in value has occurred, management compares the estimated fair value of the investment to the carrying value of the investment to determine whether an impairment has occurred. If the estimated fair value is less than the carrying value and management considers the decline in value to be other than temporary, the excess of the carrying value over the estimated fair value is recognized in the financial statements as an impairment. See Note 7 to our consolidated financial statements for our discussion on impairment of our equity method investments and Note 10 to our consolidated financial statements for our discussion on equity method investments.

In cases where we are unable to exercise significant influence over the investee, or when our investment balance is reduced to zero from our proportionate share of losses, the investments are accounted for under the cost method. Under the cost method, investments are carried at cost and adjusted only for other-than-temporary declines in fair value, distributions of earnings or additional investments. In cases where we have a constructive or legal obligation to fund deficits of the joint venture, we record such deficits as "Other current liabilities" on our consolidated balance sheets.

Joint Ventures and VIEs
Joint Ventures and VIEs

The majority of our joint ventures are VIEs. We account for VIEs in accordance with ASC 810 - Consolidation, which requires the consolidation of VIEs in which a company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive the benefits from the VIE that could potentially be significant to the VIE. If a reporting enterprise meets these conditions, then it has a controlling financial interest and is the primary beneficiary of the VIE. Our unconsolidated VIEs are accounted for under the equity method of accounting.

We assess all newly created entities and those with which we become involved to determine whether such entities are VIEs and, if so, whether or not we are their primary beneficiary. Most of the entities we assess are incorporated or unincorporated joint ventures formed by us and our partner(s) for the purpose of executing a project or program for a customer and are generally dissolved upon completion of the project or program. Many of our long-term, commercial projects are executed through such joint ventures. Although the joint ventures in which we participate own and hold contracts with the customers, the services required by the contracts are typically performed by the joint venture partners, or by other subcontractors under subcontracts with the joint ventures. Typically, these joint ventures are funded by advances from the project owner, and accordingly, require little or no equity investment by the joint venture partners but may require subordinated financial support from the joint venture partners such as letters of credit, performance and financial guarantees or obligations to fund losses incurred by the joint venture. Other joint ventures, such as PFIs, generally require the partners to invest equity and take an ownership position in an entity that manages and operates an asset after construction is complete. The assets of joint ventures are restricted for use to the obligations of the particular joint venture and are not available for our general operations.

We perform a qualitative assessment to determine whether we are the primary beneficiary once an entity is identified as a VIE. Thereafter, we continue to re-evaluate whether we are the primary beneficiary of the VIE in accordance with ASC 810 - Consolidation. A qualitative assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities. These include the terms of the contracts entered into by the entity, ownership interests issued by the entity and how they were marketed and the parties involved in the design of the entity. We then identify all of the variable interests held by parties involved with the VIE including, among other things, equity investments, subordinated debt financing, letters of credit, financial and performance guarantees and contracted service providers. Once we identify the variable interests, we determine those activities which are most significant to the economic performance of the entity and which variable interest holder has the power to direct those activities. Though infrequent, some of our assessments reveal no primary beneficiary because the power to direct the most significant activities that impact the economic performance is held equally by two or more variable interest holders who are required to provide their consent prior to the execution of their decisions. Most of the VIEs with which we are involved have relatively few variable interests and are primarily related to our equity investment, significant service contracts and other subordinated financial support. See Note 10 to our consolidated financial statements for our discussion on variable interest entities.
Occasionally, we may determine that we are the primary beneficiary as a result of a reconsideration event associated with an existing unconsolidated VIE. We account for the change in control under the acquisition method of accounting for business combinations in accordance with ASC 805.
Deconsolidation of a Subsidiary
Deconsolidation of a Subsidiary

We account for a gain or loss on deconsolidation of a subsidiary or derecognition of a group of assets in accordance with ASC 810-10-40-5. We measure the gain or loss as the difference between (a) the aggregate of fair value of any consideration received, the fair value of any retained noncontrolling investment and the carrying amount of any noncontrolling interest in the former subsidiary at the date the subsidiary is deconsolidated and (b) the carrying amount of the former subsidiary’s assets and liabilities or the carrying amount of the group of assets.

Pensions
Pensions

We account for our defined benefit pension plans in accordance with ASC 715 - Compensation - Retirement Benefits, which requires an employer to:

•recognize on its balance sheet the funded status (measured as the difference between the fair value of plan assets and the benefit obligation) of the pension plan;
•recognize, through comprehensive income, certain changes in the funded status of a defined benefit plan in the year in which the changes occur;
•measure plan assets and benefit obligations as of the end of the employer’s fiscal year; and
•disclose additional information.

Our pension benefit obligations and expenses are calculated using actuarial models and methods. Two of the more critical assumptions and estimates used in the actuarial calculations are the discount rate for determining the current value of benefit obligations and the expected rate of return on plan assets. Other assumptions and estimates used in determining benefit obligations and plan expenses include inflation rates and demographic factors such as retirement age, mortality and turnover. These assumptions and estimates are evaluated periodically (typically annually) and are updated accordingly to reflect our actual experience and expectations.

The discount rate used to determine the benefit obligations was computed using a yield curve approach that matches plan specific cash flows to a spot rate yield curve based on high quality corporate bonds. The expected long-term rate of return on assets was determined by a stochastic projection that takes into account asset allocation strategies, historical long-term performance of individual asset classes, an analysis of additional return (net of fees) generated by active management, risks using standard deviations and correlations of returns among the asset classes that comprise the plans' asset mix. Plan assets are comprised primarily of equity securities, fixed income funds and securities, hedge funds, real estate and other funds. As we have both domestic and international plans, these assumptions differ based on varying factors specific to each particular country, participant demographics or economic environment.

Unrecognized actuarial gains and losses are generally recognized using the corridor method over a period of approximately 25 years, which represents a reasonable systematic method for amortizing gains and losses for the employee group. Our unrecognized actuarial gains and losses arise from several factors, including experience and assumption changes in the obligations and the difference between expected returns and actual returns on plan assets. The difference between actual and expected returns is deferred as an unrecognized actuarial gain or loss on our consolidated statement of comprehensive income (loss) and is recognized as a decrease or an increase in future pension expense.

Income Taxes
Income Taxes

We recognize the amount of taxes payable or refundable for the year and deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or tax returns. We provide a valuation allowance for deferred tax assets if it is more likely than not that these items will not be realized. See Note 13 to our consolidated financial statements for our discussion on income taxes.

Income taxes are accounted for under the asset and liability method. We provide a valuation allowance for deferred tax assets if it is more likely than not that these items will not be realized. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. A current tax asset or liability is recognized for the estimated taxes refundable or payable on tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In assessing the realizability of deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. A valuation allowance is provided for deferred tax assets if it is more likely than not that these items will not be realized. We consider the scheduled reversal of deferred tax liabilities, projected future taxable income and available tax planning strategies in making this assessment. Additionally, we use forecasts of certain tax elements such as taxable income and foreign tax credit utilization in making this assessment of realization. Given the inherent uncertainty involved with the use of such estimates and assumptions, there can be significant variation between estimated and actual results.

We have operations in numerous countries other than the United States. Consequently, we are subject to the jurisdiction of a significant number of taxing authorities. The income earned in these various jurisdictions is taxed on differing bases, including income actually earned, income deemed earned and revenue-based tax withholding. The final determination of our tax liabilities involves the interpretation of local tax laws, tax treaties and related authorities in each jurisdiction. Changes in the operating environment, including changes in tax law and currency/repatriation controls, could impact the determination of our tax liabilities for a tax year.

We recognize the effect of income tax positions only if it is more likely than not that those positions will be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records potential interest and penalties related to unrecognized tax benefits in income tax expense.

Tax filings of our subsidiaries, unconsolidated affiliates and related entities are routinely examined by tax authorities in the normal course of business. These examinations may result in assessments of additional taxes, which we work to resolve with the tax authorities and through the judicial process. Predicting the outcome of disputed assessments involves some uncertainty. Factors such as the availability of settlement procedures, willingness of tax authorities to negotiate and the operation and impartiality of judicial systems vary across the different tax jurisdictions and may significantly influence the ultimate outcome. We review the facts for each assessment, and then utilize assumptions and estimates to determine the most likely outcome and provide taxes, interest and penalties as needed based on this outcome.

Derivative Instruments
Derivative Instruments

We enter into derivative financial transactions to hedge existing or forecasted risk to changing foreign currency exchange rates and interest rate risk on variable rate debt. We do not enter into derivative transactions for speculative or trading purposes. We recognize all derivatives at fair value on the balance sheet. Derivatives that are not designated as hedges in accordance with ASC 815 - Derivatives and Hedging, are adjusted to fair value and such changes are reflected in the results of operations. If the derivative is designated as a cash flow hedge, changes in the fair value of derivatives are recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a designated hedge's change in fair value is recognized in earnings. See Note 22 to our consolidated financial statements for our discussion on derivative instruments.

Recognized gains or losses on derivatives entered into to manage project related foreign exchange risk are included in gross profit. Foreign currency gains and losses for hedges of non-project related foreign exchange risk are reported within "Other non-operating income" on our consolidated statements of operations. Realized gains or losses on derivatives used to manage interest rate risk are included in interest expense in our consolidated statements of operations.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments which potentially subject our company to concentrations of credit risk consist principally of cash and cash equivalents, and trade receivables. Our cash is primarily held with major banks and financial institutions throughout the world. We believe the risk of any potential loss on deposits held in these institutions is minimal.

Contracts with clients usually contain standard provisions allowing the client to curtail or terminate contracts for convenience. Upon such a termination, we are generally entitled to recover costs incurred, settlement expenses and profit on work completed prior to termination and demobilization cost.
We have revenues and receivables from transactions with an external customer that amounts to 10% or more of our revenues (which are generally not collateralized). We generated significant revenues from transactions with the U.S. government and U.K. government within our GS business segment. No other customers represented 10% or more of consolidated revenues in any of the periods presented.
Noncontrolling interest	Noncontrolling interestNoncontrolling interests represent the equity investments of the minority owners in our joint ventures and other subsidiary entities that we consolidate in our financial statements.
Foreign currency
Foreign currency

Our reporting currency is the U.S. dollar. The functional currency of our non-U.S. subsidiaries is typically the currency of the primary environment in which they operate. Where the functional currency for a non-U.S. subsidiary is not the U.S. dollar, translation of all of the assets and liabilities (including long-term assets, such as goodwill) to U.S. dollars is based on exchange rates in effect at the balance sheet date. Translation of revenues and expenses to U.S. dollars is based on the average rate during the period and shareholders’ equity accounts are translated at historical rates. Translation gains or losses, net of income tax effects, are reported in "Accumulated other comprehensive loss" on our consolidated balance sheets.

Transaction gains and losses that arise from foreign currency exchange rate fluctuations on transactions denominated in a currency other than the functional currency are recognized in income each reporting period when these transactions are either settled or remeasured. Transaction gains and losses on intra-entity foreign currency transactions and balances including advances and demand notes payable, on which settlement is not planned or anticipated in the foreseeable future, are recorded in "Accumulated other comprehensive loss" on our consolidated balance sheets.

Share-based compensation	Share-based compensationWe account for share-based payments, including grants of employee stock options, restricted stock-based awards and performance cash units, in accordance with ASC 718 - Compensation-Stock Compensation, which requires that all share-based payments (to the extent that they are compensatory) be recognized as an expense in our consolidated statements of operations based on their fair values on the award date and the estimated number of shares of common stock we ultimately expect to vest. We recognize share-based compensation expense on a straight-line basis over the service period of the award, which is no greater than 5 years.
Commitments and Contingencies
Commitments and Contingencies

We record liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Impact of Adoption of New Accounting Standards and Recent Accounting Pronouncements
Impact of Adoption of New Accounting Standards

Financial Instruments - Credit Losses

Effective January 1, 2020, we adopted ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments, using the modified retrospective approach. This ASU replaces the incurred loss impairment model that recognizes losses when a probable threshold is met with a requirement to recognize lifetime expected credit losses immediately when a financial asset, including receivables, is recorded. The estimate of expected credit losses considers not only historical information, but also current and future economic conditions and events. As a result of the adoption, we recorded a cumulative effect adjustment to retained earnings of $3 million, net of tax of $1 million, on our opening consolidated balance sheet as of January 1, 2020. See Note 22 "Financial Instruments and Risk Management" for further discussion related to credit losses.

Lease Accounting

Effective January 1, 2019, we adopted ASU No. 2016-02, Leases (Topic 842) and related ASUs using the modified retrospective transition approach. The modified retrospective transition approach provides for an “effective date” method for recording leases that existed or were entered into on or after January 1, 2019, without restating prior-period information.
ASC Topic 842 provided several optional practical expedients for use in transition. We elected to use the package of practical expedients which allowed us to not reassess our previous conclusions about lease identification, lease classification and the accounting treatment for initial direct costs. We did not elect the practical expedient pertaining to the use of hindsight.

The most significant effects of the new standard on our consolidated financial statements are the recognition of new operating lease right-of-use ("ROU") assets and operating lease liabilities on our consolidated balance sheet for operating leases as well as significant new disclosures about our leasing activities as further discussed in Note 17. On January 1, 2019, we recorded “Operating lease liabilities” of approximately $253 million based on the present value of the remaining lease payments over the lease term. Additionally, we reclassified current and noncurrent deferred rent of $68 million associated with straight-line accounting and tenant incentives related to existing real estate leases against the initial "Operating lease right-of-use assets" as of January 1, 2019. The adoption of the new standard did not have a material impact on our results of operations or cash flows.

As a result of the adoption, we recorded a cumulative-effect adjustment to retained earnings of $21 million, net of deferred taxes of $7 million, representing the unamortized portion of a deferred gain previously recorded in conjunction with the 2012 sale and leaseback of the office building in Houston, Texas where our corporate headquarters is located. We concluded the transaction resulted in the transfer of control of the office building to the buyer-lessor at market terms and therefore would have qualified as a sale under ASC Topic 842 with gain recognition in the period in which the sale was recognized.

Revenue Recognition

Effective January 1, 2019, we adopted ASU No. 2017-13, Revenue from Contracts with Customers (Topic 606) for our remaining unconsolidated affiliates, using the modified retrospective approach, except for unconsolidated VIEs associated with the Aspire Defence project for which we adopted ASC Topic 606 on January 1, 2018. We recognized the cumulative effect of initially applying ASC Topic 606 for our unconsolidated affiliates as an adjustment to our assets and retained earnings in the balance sheet as of January 1, 2019, as follows:

	Balance at	Adjustments Due to	Balance at
Dollars in millions	December 31, 2018	ASC 606	January 1, 2019
Assets
Equity in and advances to unconsolidated affiliates	$724	$29	$753

Shareholders' equity
Retained Earnings	1,235	29	1,264

Other Standards

Effective January 1, 2020, we adopted ASU No. 2018-18, Clarifying the Interaction Between Topic 808 and Topic 606, which clarifies that certain transactions between participants in a collaborative arrangement should be accounted for under ASC 606 when the counterparty is a customer. The adoption of this standard did not have any impact on our financial position, results of operations or cash flows.

Effective January 1, 2020, we adopted ASU No. 2018-17, Targeted Improvements to Related Party Guidance for Variable Interest Entities. This ASU amends the guidance for determining whether a decision-making fee is a variable interest. The adoption of this standard did not have any impact on our financial position, results of operations or cash flows.

Effective January 1, 2020, we adopted ASU No. 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This ASU permits customers in a hosting arrangement that is a service contract to capitalize certain implementation costs as if the arrangement was an internal-use software project. We have elected to avail this option. The adoption of this standard did not have a material impact on our financial position, results of operations or cash flows.

Effective January 1, 2020, we adopted ASU No. 2018-13, Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This ASU amends ASC 820 to add, remove and modify certain disclosure requirements for fair value measurements. For example, the Company will now be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The adoption of this standard did not have a material impact on our consolidated financial statements or disclosures.

Effective January 1, 2020, we adopted ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350) - Simplifying the Test for Goodwill Impairment. This ASU eliminates Step 2 from the goodwill impairment test. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. As a result of the adoption of this standard, we used Step 1 to measure the goodwill impairment losses recognized during the first and second quarters of 2020 without proceeding to Step 2 of the goodwill impairment test as required under the previous standard. See Note 9 "Goodwill and Goodwill Impairment" for discussion of goodwill impairment recognized.
Recent Accounting Pronouncements
New accounting pronouncements requiring implementation in future periods are discussed below.

In August 2018, the FASB issued ASU No. 2018-14, Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans. This ASU amends ASC 715 to add, remove and clarify certain disclosure requirements related to defined benefit pension and other post-retirement plans. ASU No. 2018-14 is effective for fiscal years ending after December 15, 2020, with early adoption permitted. We do not expect the adoption of ASU No. 2018-14 to have any impact on our financial position, results of operations or cash flows.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU removes specific exceptions to the general principles in ASC Topic 740 related to the incremental approach for intraperiod tax allocation, accounting for basis differences for ownership changes in foreign investments and interim period income tax accounting for year-to-date losses that exceed anticipated losses. The ASU also improves financial statement preparers’ application of income tax-related guidance and simplifies GAAP for franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax and enacted changes in tax laws in interim periods. For public entities, this ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those years. Early adoption is permitted. We are currently evaluating the future impact of adoption of this standard.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of the Interbank Offered Rate Transition on Financial Reporting to provide optional relief from applying generally accepted accounting principles to contracts, hedging relationships and other transactions affected by reference rate reform. In addition, in January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848) – Scope, to clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The guidance is effective upon issuance and generally can be applied through December 31, 2022. We are currently evaluating the future impact of adoption of this standard.
In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Equity's Own Equity. This guidance simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for certain convertible instruments and requires the use of the if-converted method. ASU 2020-06 is effective for us for annual reporting periods beginning after December 15, 2021 and for interim periods within those annual periods, and can be applied utilizing either a modified or full retrospective transition method. We are currently evaluating the future impact of adoption of this standard.

In September 2020, the FASB issued ASU No. 2020-09, Debt (Topic 470) Amendments to SEC Paragraphs Pursuant to SEC Release No. 33-10762, Financial Disclosures about Guarantors and Issuers of Guaranteed Securities and Affiliates Whose Securities Collateralize a Registrant's Securities. This ASU includes amendments to the financial disclosure requirements applicable to registered debt offerings that include credit enhancements, such as subsidiary guarantees. These SEC changes are intended to both improve the quality of disclosure and increase the likelihood that issuers will conduct debt offerings on a registered basis. For public entities, this ASU is effective on January 4, 2021, and voluntary compliance with the final amendments in advance will be permitted. We are currently evaluating our transition to comply with this SEC amendment.